                            HOTCHKIS AND WILEY FUNDS
                              INVESTOR CLASS SHARES

       EQUITY INCOME FUND                         TOTAL RETURN BOND FUND
          MID-CAP FUND                              LOW DURATION FUND
         SMALL CAP FUND                         SHORT-TERM INVESTMENT FUND
       INTERNATIONAL FUND
       GLOBAL EQUITY FUND
         BALANCED FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 27, 1999

        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Change in Portfolio Managers of the Global Equity Fund. Effective July 1, 2000, James Doyle and Mark Morris became the portfolio managers of the Global Equity Fund. Mr. Doyle is a Vice President of the investment adviser and has been an investment professional with the firm since 1997. From 1992 to 1995, Mr. Doyle was a financial analyst at LaSalle Partners, a real estate investment firm. Mr. Morris is a Director of the investment adviser and has been with the firm since 1998. Mr. Morris was a portfolio manager with Trust Company of the West from 1996 to 1998, and a technology analyst from 1991 to 1998.

        Change in Portfolio Manager of the Balanced Fund. Effective July 1, 2000, Roger DeBard retired as portfolio manager of the Balanced Fund. Michael Sanchez continues as portfolio manager with responsibility for the day-to-day management of the bond portion of the Fund's portfolio. Sheldon Lieberman replaces Mr. DeBard, and is responsible for the day-to-day management of the equity portion of the Fund's portfolio and the asset allocation strategy. Mr. Lieberman is also a portfolio manager of the Equity Income Fund.

        Change in Portfolio Manager of the Total Return Bond, Low Duration and Short-Term Investment Funds. Effective July 1, 2000, Roger DeBard retired as portfolio manager of these Funds. John Queen and Michael Sanchez continue as portfolio managers.

        Name Changes of Funds and Trust, Multi-Class Load Distribution Structure and Conversion of Total Return Bond and Low Duration Funds to Master/Feeder Structure. The Board of Trustees of Hotchkis and Wiley Funds (the "Trust") has adopted the recommendation of Mercury Advisors to (i) change the names of the Trust and each fund of the Trust (each a "Fund"), (ii) establish a multi-class load distribution structure, and (iii) authorize the Total Return

Bond and Low Duration Funds to transfer their assets to a "master" fund in a master/feeder structure. The conversion to master/feeder is subject to the prior approval of the shareholders of these two Funds. Proxy materials describing the necessary shareholder approvals will be mailed in advance of shareholder meetings of the Total Return Bond and Low Duration Funds, which are expected to be held in September 2000. All of these changes are proposed to take effect on or about October 5, 2000.

        Name Changes. The names of the Trust and Funds will change as follows:

----------------------------------------------------------------------------------------------
CURRENT NAME                                           NEW NAME
----------------------------------------------------------------------------------------------
Hotchkis and Wiley Funds                               Mercury HW Funds
----------------------------------------------------------------------------------------------
1.  Hotchkis and Wiley Equity Income Fund              1.  Mercury HW Large Cap Value Fund
2.  Hotchkis and Wiley Mid-Cap Fund                    2.  Mercury HW Mid-Cap Value Fund
3.  Hotchkis and Wiley Small Cap Fund                  3.  Mercury HW Small Cap Value Fund
4.  Hotchkis and Wiley International Fund              4.  Mercury HW International Value Fund
5.  Hotchkis and Wiley Global Equity Fund              5.  Mercury HW Global Value Fund
6.  Hotchkis and Wiley Balanced Fund                   6.  Mercury HW Balanced Fund
7.  Hotchkis and Wiley Total Return Bond Fund          7.  Mercury Total Return Bond Fund
8.  Hotchkis and Wiley Low Duration Fund               8.  Mercury Low Duration Fund
9.  Hotchkis and Wiley Short-Term Investment Fund      9.  Mercury Short-Term Investment Fund
----------------------------------------------------------------------------------------------

        Multi-Class Load Distribution Structure. The multi-class load distribution structure will offer investors up to four alternative ways to purchase shares. The share classes that will be available to each Fund are summarized below:

       -----------------------------------------------------------------
       MERCURY HW          Class I     Class A    Class B    Class C
       INTERNATIONAL VALUE
       FUND
       -----------------------------------------------------------------
       Maximum Sales       5.25%       5.25%      None       None
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None        None       4.00%      1.00%
       Sales Charge (Load)
       -----------------------------------------------------------------
       Annual              None        0.25%      1.00%      1.00%
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY TOTAL       Class I    Class A     Class B     Class C
       RETURN BOND FUND
       -----------------------------------------------------------------
       Maximum Sales       4.00%      4.00%       None        None
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None       None        4.00%       1.00%
       Sales Charge (Load)
       -----------------------------------------------------------------
       Annual              None       0.25%       0.75%       0.80%
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY LOW         Class I    Class A     Class B     Class C
       DURATION FUND
       -----------------------------------------------------------------
       Maximum Sales       2.00%      2.00%       None        None
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None       None        2.00%       1.00%
       Sales Charge (Load)
       -----------------------------------------------------------------
       Annual              None       0.25%       0.75%       0.80%
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY HW SMALL    Class I     Class A    Class B    Class C
       CAP AND BALANCED
       FUNDS
       -----------------------------------------------------------------
       Maximum Sales       5.25%       5.25%      n/a        n/a
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None        None       n/a        n/a
       Sales Charge
       (Load)
       -----------------------------------------------------------------
       Annual              None        0.25%      n/a        n/a
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY SHORT-      Class I    Class A     Class B    Class C
       TERM INVESTMENT
       FUND
       -----------------------------------------------------------------
       Maximum Sales       2.00%      n/a         n/a        n/a
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None       n/a         n/a        n/a
       Sales Charge (Load)
       -----------------------------------------------------------------
       Annual              None       n/a         n/a        n/a
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY HW LARGE    Class I    Class A     Class B    Class C
       CAP VALUE, MID-CAP
       VALUE, AND GLOBAL
       VALUE FUNDS
       -----------------------------------------------------------------
       Maximum Sales       5.25%      n/a         n/a        n/a
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None       n/a         n/a        n/a
       Sales Charge (Load)
       -----------------------------------------------------------------
       Annual              None       n/a         n/a        n/a
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

        The multi-class load distribution structure will provide investors with different options for purchasing shares. Class I shares and Class A shares will be equivalent to current Investor Class shares and Distributor Class shares, respectively, except that new investors may pay the front-end loads listed above. The new Class B and Class C shares will have contingent deferred sales charges ("CDSCs") plus Rule 12b-1 distribution fees and account maintenance fees. Investors in these classes will pay no front-end load, but may pay a load when they redeem shares, depending on how long shares are held.

        Existing shareholders at the time the multi-class conversion takes place will not be adversely affected. If you hold Investor Class shares, they will be redesignated as Class I shares, and your future investments in Class I shares will be load-waived. If you hold Distributor Class shares, they will be redesignated as Class A shares, and your future investments in Class A shares will be load-waived. Existing shareholders will also gain the right to exchange shares for the same class of shares in the other funds in the Mercury family of mutual funds, including certain money market funds, without a load.
(Subsequent purchases after an exchange would be subject to loads.)

        Although the legal rights of each class of shares will be identical, each class may bear certain distribution and other expenses specifically allocated to that class. The different expenses of each class will result in different net asset values and dividends. For example, Class B shares will have a Rule 12b-1 fee, which will cause them to have a higher expense ratio and to pay lower dividends than Class I shares, which will not have a 12b-1 fee. Each class (other than Class I) will have exclusive voting rights regarding its Rule 12b-1 plan.

        Not everyone will be eligible to purchase every class. The Funds' prospectuses and Statements of Additional Information will describe in detail the different fees and expenses (including 12b-1 fees) that may be paid for different classes of shares and their exchange and conversion features.

        Conversion of Total Return Bond and Low Duration Funds to Master/Feeder Structure. Shareholders of the Total Return Bond and Low Duration Funds will be asked to approve (i) the transfer of each Fund's assets to a "master" fund in a "master/feeder" structure, (ii) investment advisory and administration agreements providing for the same aggregate fee as under the current advisory agreement, and (iii) the modification of certain fundamental investment restrictions to permit investment in a "master" fund. In a master/feeder structure, a "feeder" fund sells its shares to public investors and then invests the money it obtains from those sales in a master fund that has substantially the same investment objective and policies. The master fund invests directly in securities. A master/feeder structure permits greater pooling of assets than does a stand-alone fund. A proxy statement relating to these proposals will be sent to shareholders of the Total Return Bond and Low Duration Funds in July 2000.


July 13, 2000

                            HOTCHKIS AND WILEY FUNDS
                            DISTRIBUTOR CLASS SHARES

          SMALL CAP FUND                         TOTAL RETURN BOND FUND
        INTERNATIONAL FUND                         LOW DURATION FUND
          BALANCED FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 27, 1999

        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Change in Portfolio Manager of the Balanced Fund. Effective July 1, 2000, Roger DeBard retired as portfolio manager of the Balanced Fund. Michael Sanchez continues as portfolio manager with responsibility for the day-to-day management of the bond portion of the Fund's portfolio. Sheldon Lieberman replaces Mr. DeBard, and is responsible for the day-to-day management of the equity portion of the Fund's portfolio and the asset allocation strategy.

        Change in Portfolio Manager of the Total Return Bond and Low Duration Funds. Effective July 1, 2000, Roger DeBard retired as portfolio manager of these Funds. John Queen and Michael Sanchez continue as portfolio managers.

        Name Changes of Funds and Trust, Multi-Class Load Distribution Structure and Conversion of Total Return Bond and Low Duration Funds to Master/Feeder Structure. The Board of Trustees of Hotchkis and Wiley Funds (the "Trust") has adopted the recommendation of Mercury Advisors to (i) change the names of the Trust and each fund of the Trust (each a "Fund"), (ii) establish a multi-class load distribution structure, and (iii) authorize the Total Return Bond and Low Duration Funds to transfer their assets to a "master" fund in a master/feeder structure. The conversion to master/feeder is subject to the prior approval of the shareholders of these two Funds. Proxy materials describing the necessary shareholder approvals will be mailed in advance of shareholder meetings of the Total Return Bond and Low Duration Funds, which are expected to be held in September 2000. All of these changes are proposed to take effect on or about October 5, 2000.

        Name Changes. The names of the Trust and Funds will change as follows:

----------------------------------------------------------------------------------------
CURRENT NAME                                      NEW NAME
----------------------------------------------------------------------------------------
Hotchkis and Wiley Funds                          Mercury HW Funds
----------------------------------------------------------------------------------------
1. Hotchkis and Wiley Small Cap Fund              1. Mercury HW Small Cap Value Fund
2. Hotchkis and Wiley International Fund          2. Mercury HW International Value Fund
3. Hotchkis and Wiley Balanced Fund               3. Mercury HW Balanced Fund
4. Hotchkis and Wiley Total Return Bond Fund      4. Mercury Total Return Bond Fund
5. Hotchkis and Wiley Low Duration Fund           5. Mercury Low Duration Fund
----------------------------------------------------------------------------------------

        Multi-Class Load Distribution Structure. The multi-class load distribution structure will offer investors up to four alternative ways to purchase shares. The share classes that will be available to each Fund are summarized below:

       -----------------------------------------------------------------
       MERCURY HW          Class I     Class A    Class B    Class C
       INTERNATIONAL
       VALUE FUND
       -----------------------------------------------------------------
       Maximum Sales       5.25%       5.25%      None       None
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None        None       4.00%      1.00%
       Sales Charge
       (Load)
       -----------------------------------------------------------------
       Annual              None        0.25%      1.00%      1.00%
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY TOTAL       Class I    Class A     Class B     Class C
       RETURN BOND FUND
       -----------------------------------------------------------------
       Maximum Sales       4.00%      4.00%       None        None
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None       None        4.00%       1.00%
       Sales Charge
       (Load)
       -----------------------------------------------------------------
       Annual              None       0.25%       0.75%       0.80%
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY LOW         Class I    Class A     Class B     Class C
       DURATION FUND
       -----------------------------------------------------------------
       Maximum Sales       2.00%      2.00%       None        None
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None       None        2.00%       1.00%
       Sales Charge
       (Load)
       -----------------------------------------------------------------
       Annual              None       0.25%       0.75%       0.80%
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       MERCURY HW SMALL    Class I     Class A    Class B    Class C
       CAP AND BALANCED
       FUNDS
       -----------------------------------------------------------------
       Maximum Sales       5.25%       5.25%      n/a        n/a
       Charge (Load)
       -----------------------------------------------------------------
       Maximum Deferred    None        None       n/a        n/a
       Sales Charge
       (Load)
       -----------------------------------------------------------------
       Annual              None        0.25%      n/a        n/a
       Distribution
       and/or Account
       Maintenance Fee
       (12b-1)
       -----------------------------------------------------------------

        The multi-class load distribution structure will provide investors with different options for purchasing shares. Class I shares and Class A shares will be equivalent to current Investor Class shares and Distributor Class shares, respectively, except that new investors may pay the front-end loads listed above. The new Class B and Class C shares will have contingent deferred sales charges ("CDSCs") plus Rule 12b-1 distribution fees and account maintenance fees. Investors in these classes will pay no front-end load, but may pay a load when they redeem shares, depending on how long shares are held.

        Existing shareholders at the time the multi-class conversion takes place will not be adversely affected. If you hold Investor Class shares, they will be redesignated as Class I shares, and your future investments in Class I shares will be load-waived. If you hold Distributor Class shares, they will be redesignated as Class A shares, and your future investments in Class A shares will be load-waived. Existing shareholders will also gain the right to exchange shares for the same class of shares in the other funds in the Mercury family of mutual funds, including certain money market funds, without a load. (Subsequent purchases after an exchange would be subject to loads.)

        Although the legal rights of each class of shares will be identical, each class may bear certain distribution and other expenses specifically allocated to that class. The different expenses of each class will result in different net asset values and dividends. For example, Class B shares will have a Rule 12b-1 fee, which will cause them to have a higher expense ratio and to pay lower dividends than Class I shares, which will not have a 12b-1 fee. Each class (other than Class I) will have exclusive voting rights regarding its Rule 12b-1 plan.

        Not everyone will be eligible to purchase every class. The Funds' prospectuses and Statements of Additional Information will describe in detail the different fees and expenses (including 12b-1 fees) that may be paid for different classes of shares and their exchange and conversion features.

        Conversion of Total Return Bond and Low Duration Funds to Master/Feeder Structure. Shareholders of the Total Return Bond and Low Duration Funds will be asked to approve (i) the transfer of each Fund's assets to a "master" fund in a "master/feeder" structure, (ii) investment advisory and administration agreements providing for the same aggregate fee as under the current advisory agreement, and (iii) the modification of certain fundamental investment restrictions to permit investment in a "master" fund. In a master/feeder structure, a "feeder" fund sells its shares to public investors and then invests the money it obtains from those sales in a master fund that has substantially the same investment objective and policies. The master fund invests directly in securities. A master/feeder structure permits greater pooling of assets than does a stand-alone fund. A proxy statement relating to these proposals will be sent to shareholders of the Total Return Bond and Low Duration Funds in July 2000.


July 13, 2000

                            HOTCHKIS AND WILEY FUNDS
                       EQUITY FUND FOR INSURANCE COMPANIES
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 27, 1999

        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Name Changes of Fund and Trust. The Board of Trustees of Hotchkis and Wiley Funds (the "Trust") has adopted the recommendation of Mercury Advisors to change the name of the Trust and the Fund. The name of the Trust and Fund will change as follows:

----------------------------------------------------------------------------------------------
CURRENT NAME                                           NEW NAME
----------------------------------------------------------------------------------------------
Hotchkis and Wiley Funds                               Mercury HW Funds
----------------------------------------------------------------------------------------------
    Hotchkis and Wiley Equity Fund for Insurance           Mercury HW Equity Fund for
    Companies                                              Insurance Companies
----------------------------------------------------------------------------------------------


July 13, 2000



                                      -1-